Derivative Instruments - Realized and Unrealized Gains and Losses Recognized in Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net gain (loss) on derivative instruments
Realized gain (loss)	$ 2,264	$ (2,560)	$ (3,820)
Unrealized gain (loss)	1,775	7,391	5,033
Total realized and unrealized gain (loss) on derivative instruments	4,039	4,831	1,213
Interest rate swap contracts
Net gain (loss) on derivative instruments
Realized gain (loss)	1,180	(2,840)	(3,886)
Unrealized gain (loss)	4,429	5,514	4,254
Foreign exchange forward contracts
Net gain (loss) on derivative instruments
Realized gain (loss)	1,084	280	66
Unrealized gain (loss)	$ (2,654)	$ 1,877	$ 779